Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets Future Amortization - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Intangible Assets Future Amortization Abstract
December 31, 2023 (for 9 months)	$ 627
December 31, 2024	688	$ 4,663
December 31, 2025	605	3,841
December 31, 2026	413	3,430
December 31, 2027	326	2,841
December 31, 2028 and thereafter	151
Net Carrying Amount	$ 2,810	$ 2,994